Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Related party transactions

37.    Related party transactions

a)      Names of related parties and relationship

Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Director of the Company

Note:     Origin Rise Limited, one of major shareholders of the Company, is controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Company on September 9, 2022.

b)    The Group lists Koh Sih-Ping as the joint guarantor for its short-term borrowings and long-term borrowings in 2022 and 2021. Please refer to Note 16 and Note 18 for further details.

The Company’s interest expense and interest payable related to the loan from related parties are as below:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest expense	$246,763	$96,987	$—
	December 31, 2022	December 31, 2021
Interest payable	$—	$96,987

c)      Please refer to Note 16 for further details on shareholder loans.

d)      Purchase of treasury shares

On December 5, 2022 (the “Effective Date”), the Agreement was made and entered into by and among the Company, Koh Sih-Ping and Origin Rise Limited that the Company purchased 2,814,895 ordinary shares held by Origin Rise Limited by transferring certain accounts receivables, property, plant and equipment, and intangible assets of the Company with value, on effective date, of $15,663,648, $12,287,359 and $1,629,133, respectively.

As of December 31, 2022, the Company has other receivable, amounting to $521,852, due from Koh Sih-Ping because the Company has obligation to pay related output tax under applicable law in same amount in relation to this transaction and this tax should be compensated by Koh Sih-Ping in accordance with the Agreement.

e)      Key management compensation

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Salaries and other short-term employee benefits	$1,218,826	$769,956	$716,665
Post-employment benefits	815	14,814	14,620
Share option expenses	—	62,974	18,292
	$1,219,641	$847,744	$749,577